Stock-Based Compensation - Summary of Option Activity Under 2011 Plan and 2020 Plan (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted		0
Number of Shares, Exercised	(90,415)
2011 Plan and 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance		3,659,366	3,596,444
Number of Shares, Granted		869,887	215,898
Number of Shares, Exercised		(21,854)	(112,268)
Number of Shares, Forfeited		(113,030)	(40,708)
Number of Shares Outstanding, Ending Balance		4,394,369	3,659,366	3,596,444
Number of Shares, Exercisable		3,497,813
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 2.43	$ 2.27
Weighted Average Exercise Price ,Granted		1	3.88
Exercised, weighted average exercise price (in dollars per share)		2.02	0.7
Forfeited, weighted average exercise price (in dollars per share)		1.28	0.38
Weighted Average Exercise Price, Outstanding Ending Balance		2.19	$ 2.43	$ 2.27
Weighted Average Exercise Price, Exercisable		$ 2.33
Weighted Average Remaining Contractual Term (In Years), Outstanding Beginning Balance		6 years 2 months 12 days	6 years 11 months 26 days	7 years 8 months 23 days
Weighted Average Remaining Contractual Term (In Years), Outstanding Ending Balance		6 years 2 months 12 days	6 years 11 months 26 days	7 years 8 months 23 days
Weighted Average Remaining Contractual Term (In Years), Exercisable		1 year 7 months 20 days